Derivatives and hedging activities - Credit protection sold/purchased (Details 4) - CHF (SFr) SFr in Billions	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2017
Credit protection sold/purchased
Credit protection sold	SFr (208.9)	SFr (238.6)	SFr (208.9)
Credit protection purchased	195.6	228.9
Net credit protection (sold)/purchased	(13.3)	(9.7)
Other protection purchased	77.5	83.4
Fair value of credit protection sold	0.7	0.0	0.7
Total return swaps
Credit protection sold/purchased
Credit protection sold	(7.5)	(7.8)	(7.5)
Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(61.6)	(51.7)	(61.6)
Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(123.3)	(157.4)	(123.3)
Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(24.0)	(29.5)	(24.0)
Sovereigns
Credit protection sold/purchased
Credit protection sold	(23.6)	(28.0)	(23.6)
Credit protection purchased	21.6	25.8
Net credit protection (sold)/purchased	(2.0)	(2.2)
Other protection purchased	6.4	7.2
Fair value of credit protection sold	(0.6)	(0.8)	(0.6)
Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(185.3)	(210.6)	(185.3)
Credit protection purchased	174.0	203.1
Net credit protection (sold)/purchased	(11.3)	(7.5)
Other protection purchased	71.1	76.2
Fair value of credit protection sold	1.3	0.8	1.3
Investment grade
Credit protection sold/purchased
Credit protection sold	(163.9)	(187.4)	(163.9)
Credit protection purchased	154.3	181.3
Net credit protection (sold)/purchased	(9.6)	(6.1)
Other protection purchased	55.4	55.5
Fair value of credit protection sold	0.8	0.7	0.8
Non-investment grade
Credit protection sold/purchased
Credit protection sold	(45.0)	(51.2)	(45.0)
Credit protection purchased	41.3	47.6
Net credit protection (sold)/purchased	(3.7)	(3.6)
Other protection purchased	22.1	27.9
Fair value of credit protection sold	(0.1)	(0.7)	(0.1)
Single-name instruments
Credit protection sold/purchased
Credit protection sold	(96.3)	(102.7)	(96.3)
Credit protection purchased	86.0	95.5
Net credit protection (sold)/purchased	(10.3)	(7.2)
Other protection purchased	26.8	32.4
Fair value of credit protection sold	0.1	(0.3)	0.1
Single-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(28.1)	(24.2)	(28.1)
Single-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(60.3)	(72.7)	(60.3)
Single-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(7.9)	(5.8)	(7.9)
Single-name instruments | Sovereigns
Credit protection sold/purchased
Credit protection sold	(23.4)	(27.7)	(23.4)
Credit protection purchased	21.4	25.6
Net credit protection (sold)/purchased	(2.0)	(2.1)
Other protection purchased	5.8	6.5
Fair value of credit protection sold	(0.6)	(0.9)	(0.6)
Single-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(72.9)	(75.0)	(72.9)
Credit protection purchased	64.6	69.9
Net credit protection (sold)/purchased	(8.3)	(5.1)
Other protection purchased	21.0	25.9
Fair value of credit protection sold	0.7	0.6	0.7
Single-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(67.2)	(72.4)	(67.2)
Credit protection purchased	60.0	67.4
Net credit protection (sold)/purchased	(7.2)	(5.0)
Other protection purchased	13.2	14.3
Fair value of credit protection sold	0.8	0.7	0.8
Single-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(29.1)	(30.3)	(29.1)
Credit protection purchased	26.0	28.1
Net credit protection (sold)/purchased	(3.1)	(2.2)
Other protection purchased	13.6	18.1
Fair value of credit protection sold	(0.7)	(1.0)	(0.7)
Multi-name instruments
Credit protection sold/purchased
Credit protection sold	(112.6)	(135.9)	(112.6)
Credit protection purchased	109.6	133.4
Net credit protection (sold)/purchased	(3.0)	(2.5)
Other protection purchased	50.7	51.0
Fair value of credit protection sold	0.6	0.3	0.6
Multi-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(33.5)	(27.5)	(33.5)
Multi-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(63.0)	(84.7)	(63.0)
Multi-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(16.1)	(23.7)	(16.1)
Multi-name instruments | Sovereigns
Credit protection sold/purchased
Credit protection sold	(0.2)	(0.3)	(0.2)
Credit protection purchased	0.2	0.2
Net credit protection (sold)/purchased	0.0	(0.1)
Other protection purchased	0.6	0.7
Fair value of credit protection sold	0.0	0.1	0.0
Multi-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(112.4)	(135.6)	(112.4)
Credit protection purchased	109.4	133.2
Net credit protection (sold)/purchased	(3.0)	(2.4)
Other protection purchased	50.1	50.3
Fair value of credit protection sold	0.6	0.2	0.6
Multi-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(96.7)	(115.0)	(96.7)
Credit protection purchased	94.3	113.9
Net credit protection (sold)/purchased	(2.4)	(1.1)
Other protection purchased	42.2	41.2
Fair value of credit protection sold	0.0	0.0	0.0
Multi-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(15.9)	(20.9)	(15.9)
Credit protection purchased	15.3	19.5
Net credit protection (sold)/purchased	(0.6)	(1.4)
Other protection purchased	8.5	9.8
Fair value of credit protection sold	0.6	0.3	0.6
Bank
Credit protection sold/purchased
Credit protection sold	(208.9)	(238.6)	(208.9)
Credit protection purchased		228.9	195.6
Net credit protection (sold)/purchased		(9.7)	(13.3)
Other protection purchased		83.4	77.5
Fair value of credit protection sold	0.7	0.0	0.7
Bank | Total return swaps
Credit protection sold/purchased
Credit protection sold	(7.5)	(7.8)	(7.5)
Bank | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(61.6)	(51.7)	(61.6)
Bank | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(123.3)	(157.4)	(123.3)
Bank | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(24.0)	(29.5)	(24.0)
Bank | Sovereigns
Credit protection sold/purchased
Credit protection sold	(23.6)	(28.0)	(23.6)
Credit protection purchased		25.8	21.6
Net credit protection (sold)/purchased		(2.2)	(2.0)
Other protection purchased		7.2	6.4
Fair value of credit protection sold	(0.6)	(0.8)	(0.6)
Bank | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(185.3)	(210.6)	(185.3)
Credit protection purchased		203.1	174.0
Net credit protection (sold)/purchased		(7.5)	(11.3)
Other protection purchased		76.2	71.1
Fair value of credit protection sold	1.3	0.8	1.3
Bank | Investment grade
Credit protection sold/purchased
Credit protection sold	(163.9)	(187.4)	(163.9)
Credit protection purchased		181.3	154.3
Net credit protection (sold)/purchased		(6.1)	(9.6)
Other protection purchased		55.5	55.4
Fair value of credit protection sold	0.8	0.7	0.8
Bank | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(45.0)	(51.2)	(45.0)
Credit protection purchased		47.6	41.3
Net credit protection (sold)/purchased		(3.6)	(3.7)
Other protection purchased		27.9	22.1
Fair value of credit protection sold	(0.1)	(0.7)	(0.1)
Bank | Single-name instruments
Credit protection sold/purchased
Credit protection sold	(96.3)	(102.7)	(96.3)
Credit protection purchased		95.5	86.0
Net credit protection (sold)/purchased		(7.2)	(10.3)
Other protection purchased		32.4	26.8
Fair value of credit protection sold	0.1	(0.3)	0.1
Bank | Single-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(28.1)	(24.2)	(28.1)
Bank | Single-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(60.3)	(72.7)	(60.3)
Bank | Single-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(7.9)	(5.8)	(7.9)
Bank | Single-name instruments | Sovereigns
Credit protection sold/purchased
Credit protection sold	(23.4)	(27.7)	(23.4)
Credit protection purchased		25.6	21.4
Net credit protection (sold)/purchased		(2.1)	(2.0)
Other protection purchased		6.5	5.8
Fair value of credit protection sold	(0.6)	(0.9)	(0.6)
Bank | Single-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(72.9)	(75.0)	(72.9)
Credit protection purchased		69.9	64.6
Net credit protection (sold)/purchased		(5.1)	(8.3)
Other protection purchased		25.9	21.0
Fair value of credit protection sold	0.7	0.6	0.7
Bank | Single-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(67.2)	(72.4)	(67.2)
Credit protection purchased		67.4	60.0
Net credit protection (sold)/purchased		(5.0)	(7.2)
Other protection purchased		14.3	13.2
Fair value of credit protection sold	0.8	0.7	0.8
Bank | Single-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(29.1)	(30.3)	(29.1)
Credit protection purchased		28.1	26.0
Net credit protection (sold)/purchased		(2.2)	(3.1)
Other protection purchased		18.1	13.6
Fair value of credit protection sold	(0.7)	(1.0)	(0.7)
Bank | Multi-name instruments
Credit protection sold/purchased
Credit protection sold	(112.6)	(135.9)	(112.6)
Credit protection purchased		133.4	109.6
Net credit protection (sold)/purchased		(2.5)	(3.0)
Other protection purchased		51.0	50.7
Fair value of credit protection sold	0.6	0.3	0.6
Bank | Multi-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(33.5)	(27.5)	(33.5)
Bank | Multi-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(63.0)	(84.7)	(63.0)
Bank | Multi-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(16.1)	(23.7)	(16.1)
Bank | Multi-name instruments | Sovereigns
Credit protection sold/purchased
Credit protection sold	(0.2)	(0.3)	(0.2)
Credit protection purchased		0.2	0.2
Net credit protection (sold)/purchased		(0.1)	0.0
Other protection purchased		0.7	0.6
Fair value of credit protection sold	0.0	0.1	0.0
Bank | Multi-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(112.4)	(135.6)	(112.4)
Credit protection purchased		133.2	109.4
Net credit protection (sold)/purchased		(2.4)	(3.0)
Other protection purchased		50.3	50.1
Fair value of credit protection sold	0.6	0.2	0.6
Bank | Multi-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(96.7)	(115.0)	(96.7)
Credit protection purchased		113.9	94.3
Net credit protection (sold)/purchased		(1.1)	(2.4)
Other protection purchased		41.2	42.2
Fair value of credit protection sold	0.0	0.0	0.0
Bank | Multi-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(15.9)	(20.9)	(15.9)
Credit protection purchased		19.5	15.3
Net credit protection (sold)/purchased		(1.4)	(0.6)
Other protection purchased		9.8	8.5
Fair value of credit protection sold	SFr 0.6	SFr 0.3	SFr 0.6